INVESTMENTS - Equity-method investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity-method investments
Investment income (loss)	$ (14)	¥ (97)	¥ (12)	¥ 6
Consideration for purchase of investments	721	4,959	1,328	293
AAPC LUB
Equity-method investments
Equity-method investments ownership percentage					28.00%
Investment income (loss)		43	31
Proceeds from Dividends Received		60
Hotel related funds
Equity-method investments
Investment income (loss)		(28)	0
Equity Method Investments		503	56
Maximum potential loss, in loss of value of interests in investments		¥ 503
Cjia Group
Equity-method investments
Equity-method investments ownership percentage		17.00%
Investment income (loss)		¥ (38)	¥ (33)	¥ (25)
Consideration for purchase of investments | $	$ 45
China Hospitality JV
Equity-method investments
Equity-method investments ownership percentage		20.00%
Investment income (loss)		¥ (11)
Percentage of equity interest acquired	20.00%	20.00%
BJ GOOAGOO/GOOAGOO
Equity-method investments
Equity-method investments ownership percentage		41.00%	19.00%	19.00%		19.00%	8.00%
Investment income (loss)		¥ (14)
Cjia
Equity-method investments
Equity-method investments ownership percentage			17.00%	23.00%
Amount of gain (loss) on sale or disposal of equity in securities of subsidiaries				¥ 50
Convertible notes term				60 months
Amount invested in convertible note			¥ 200
Gain recognized on deemed disposal			40
Original value of convertible notes invested			¥ 252	¥ 52